CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net cash generated from/(used in) operating activities	$ 226,403	$ (89,859)
Investing activities
Purchases of property, plant and equipment	(24,359)	(15,754)
Deposits in short-term investments	(835,092)	(578,602)
Proceeds from short-term investments	519,638	854,062
Dividend received from divestment of Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited	23,856
Net cash (used in)/ generated from investing activities	(315,957)	259,706
Financing activities
Proceeds from issuances of ordinary shares	1,058	34
Purchases of treasury shares	(9,071)	(48,084)
Dividends paid to non-controlling shareholders of subsidiaries	(9,068)
Proceeds from bank borrowings	22,911	418
Repayment of bank borrowings		(26,923)
Payment of issuance costs		(83)
Net cash generated from/(used in) financing activities	5,830	(74,638)
Net (decrease)/increase in cash and cash equivalents	(83,724)	95,209
Effect of exchange rate changes on cash and cash equivalents	(6,558)	(5,249)
Net (decrease)/increase in cash and cash equivalents, including effect of exchange rate changes	(90,282)	89,960
Cash and cash equivalents
Cash and cash equivalents at beginning of period	313,278	377,542
Cash and cash equivalents at end of period	$ 222,996	$ 467,502